Discontinued Operations (Schedule of Discontinued Operations) (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) from discontinued operations, net of tax	$ (78,000)	$ (161,000)	$ (199,000)	$ (2,531,000)
Pioneer Wind Energy Systems Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales			230,000
(Loss) from operations of discontinued business			(199,000)	(2,531,000)
Income tax expense
(Loss) from discontinued operations, net of tax			(199,000)	(2,531,000)
Non-cash asset impairment charges				$ 1,600,000